Calvert
Global Equity Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Australia — 2.1%
CSL, Ltd.	1,120	$ 218,343
		$ 218,343
Belgium — 2.1%
KBC Group NV	3,255	$ 211,247
		$ 211,247
Denmark — 1.9%
Novo Nordisk A/S, Class B	1,909	$ 197,832
		$ 197,832
France — 7.8%
LVMH Moet Hennessy Louis Vuitton SE	213	$173,070
Safran S.A.	1,138	200,641
Sanofi	2,532	251,612
Schneider Electric SE	852	171,513
		$796,836
Germany — 2.7%
Siemens AG	1,451	$272,221
		$272,221
Hong Kong — 2.2%
AIA Group, Ltd.	26,121	$227,328
		$227,328
India — 2.2%
HDFC Bank, Ltd. ADR	3,370	$226,161
		$226,161
Japan — 4.3%
Keyence Corp.	411	$180,575
Nihon M&A Center Holdings, Inc.	12,614	69,415
Recruit Holdings Co., Ltd.	4,520	188,986
		$438,976
Netherlands — 4.5%
ASML Holding NV	280	$211,369
IMCD NV	1,439	250,621
		$461,990
Singapore — 1.9%
DBS Group Holdings, Ltd.	7,880	$199,276
		$199,276
Switzerland — 3.6%
Nestle S.A.	3,209	$371,987
		$371,987
Security	Shares	Value
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,371	$ 142,584
		$ 142,584
United Kingdom — 7.4%
Compass Group PLC	9,001	$ 246,297
London Stock Exchange Group PLC	1,905	225,193
Reckitt Benckiser Group PLC	4,076	281,258
		$ 752,748
United States — 53.2%
Adobe, Inc.(1)	343	$204,634
Alphabet, Inc., Class A(1)	3,752	524,117
Amazon.com, Inc.(1)	2,922	443,969
AMETEK, Inc.	1,193	196,714
Boston Scientific Corp.(1)	4,348	251,358
CDW Corp.	1,095	248,915
Danaher Corp.	1,144	264,653
Dollar Tree, Inc.(1)	1,619	229,979
Ingersoll Rand, Inc.	2,485	192,190
Intuit, Inc.	532	332,516
Intuitive Surgical, Inc.(1)	509	171,716
Microsoft Corp.	1,950	733,278
NextEra Energy, Inc.	3,099	188,233
TJX Cos., Inc. (The)	2,204	206,757
Union Pacific Corp.	982	241,199
Verisk Analytics, Inc.	840	200,642
Visa, Inc., Class A	1,398	363,969
Walt Disney Co. (The)	2,562	231,323
Zoetis, Inc.	1,094	215,923
		$5,442,085
Total Common Stocks (identified cost $7,491,017)		$9,959,614

Short-Term Investments — 2.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	297,768	$ 297,768
Total Short-Term Investments (identified cost $297,768)		$ 297,768

Total Investments — 100.2% (identified cost $7,788,785)	$10,257,382
Other Assets, Less Liabilities — (0.2)%	$ (22,333)
Net Assets — 100.0%	$10,235,049

Calvert
Global Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	20.1%
Industrials	19.4
Health Care	15.3
Financials	14.2
Consumer Discretionary	10.5
Consumer Staples	8.6
Communication Services	7.4
Utilities	1.8
Total	97.3%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $297,768, which represents 2.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as  follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,172	$2,203,924	$(1,924,328)	$ —	$ —	$297,768	$2,465	297,768

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$218,343	$ —	$218,343
Belgium	—	211,247	—	211,247
Denmark	—	197,832	—	197,832
France	—	796,836	—	796,836

Calvert
Global Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Germany	$ —	$272,221	$ —	$272,221
Hong Kong	—	227,328	—	227,328
India	226,161	—	—	226,161
Japan	—	438,976	—	438,976
Netherlands	—	461,990	—	461,990
Singapore	—	199,276	—	199,276
Switzerland	—	371,987	—	371,987
Taiwan	142,584	—	—	142,584
United Kingdom	—	752,748	—	752,748
United States	5,442,085	—	—	5,442,085
Total Common Stocks	$5,810,830	$4,148,784(1)	$ —	$9,959,614
Short-Term Investments	$297,768	$ —	$ —	$297,768
Total Investments	$6,108,598	$4,148,784	$ —	$10,257,382

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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